Notes Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Apr. 13, 2022	Apr. 13, 2020
Notes Payable [Abstract]
Notes payable		$ 38,000
Loan				$ 700
Bears interest			1.00%
Principal and interest	$ 400